Condensed Balance Sheets, Unaudited - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Debt securities, available for sale, at fair value (amortized cost 2019- $29,455; 2018- $29,856;2017 - $10,650)	$ 30,571	$ 29,569	$ 10,667
Total investments	30,571	29,569	10,667
Cash and cash equivalents	31,982	24,912	18,440
Accrued investment income	364	304	113
Reinsurance recoverable from affiliate	24,200	24,034	23,973
Assets on deposit	3,707,034	3,138,096	2,453,033
Premiums receivable, net	11	13	12
Net deferred tax asset	122	375	74
Receivable from affiliate		5,027	8,492
Other assets and receivables	202	819	137
Federal income taxes recoverable from affiliate	3,237	2,889	2,471
Separate account assets	137,135	103,205	69,005
Total assets	3,934,858	3,329,243	2,586,417
Liabilities
Claim and policy benefit reserves - life and health	23,726	26,836	23,052
Policyholder account balances	3,712,117	3,142,077	2,456,634
Payables to affiliates	3,561	3,006	2,771
Accounts payable and other liabilities	16,617	14,199	16,257
Separate account liabilities	137,135	103,205	69,005
Total liabilities	3,893,156	3,289,323	2,567,719
Commitments and contingencies (Note 10)
Stockholder's equity
Common stock, $5 par value, authorized 1,000 shares; issued and outstanding 1,000 shares	5,000	5,000	5,000
Additional paid in capital	31,153	31,153	10,500
Accumulated other comprehensive income (loss), net of tax expense (benefit) (2019 - $234; 2018 - ($61); 2017 - $6)	882	(226)	11
Retained earnings	4,667	3,993	3,187
Total stockholder's equity	41,702	39,920	18,698
Total liabilities and stockholder's equity	$ 3,934,858	$ 3,329,243	$ 2,586,417